Other Comprehensive Loss - Other Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Components of other comprehensive income
Balance at the beginning of the period	$ 597,000,000	$ 624,000,000	$ 659,000,000	$ 673,000,000	$ 624,000,000	$ 673,000,000
Other comprehensive (loss) income before reclassifications, gross					(2,000,000)	(8,000,000)
Tax expense					0	0
Amounts reclassified from accumulated other comprehensive loss, gross					7,000,000	7,000,000
Tax expense					0	0
Total other comprehensive income (loss), net of tax	12,000,000	(7,000,000)	22,000,000	(23,000,000)	5,000,000	(1,000,000)
Balance at the end of the period	588,000,000	597,000,000	664,000,000	659,000,000	588,000,000	664,000,000
Foreign currency translation adjustment
Components of other comprehensive income
Balance at the beginning of the period		(19,000,000)		(97,000,000)	(19,000,000)	(97,000,000)
Other comprehensive (loss) income before reclassifications, gross					(7,000,000)	(17,000,000)
Tax expense					0	0
Amounts reclassified from accumulated other comprehensive loss, gross					0	0
Tax expense					0	0
Total other comprehensive income (loss), net of tax					(7,000,000)	(17,000,000)
Balance at the end of the period	(26,000,000)		(114,000,000)		(26,000,000)	(114,000,000)
AOCI tax	0		0		0	0	$ 0	$ 0
Pension and other postretirement benefits adjustments net of tax
Components of other comprehensive income
Balance at the beginning of the period		(306,000,000)		(295,000,000)	(306,000,000)	(295,000,000)
Other comprehensive (loss) income before reclassifications, gross					1,000,000	0
Tax expense					0	0
Amounts reclassified from accumulated other comprehensive loss, gross					7,000,000	7,000,000
Tax expense					0	0
Total other comprehensive income (loss), net of tax					8,000,000	7,000,000
Balance at the end of the period	(298,000,000)		(288,000,000)		(298,000,000)	(288,000,000)
AOCI tax	50,000,000		50,000,000		50,000,000	50,000,000	$ 50,000,000	$ 50,000,000
Other comprehensive income of unconsolidated affiliates
Components of other comprehensive income
Balance at the beginning of the period		(5,000,000)		(5,000,000)	(5,000,000)	(5,000,000)
Other comprehensive (loss) income before reclassifications, gross					0	0
Tax expense					0	0
Amounts reclassified from accumulated other comprehensive loss, gross					0	0
Tax expense					0	0
Total other comprehensive income (loss), net of tax					0	0
Balance at the end of the period	(5,000,000)		(5,000,000)		(5,000,000)	(5,000,000)
Hedging instruments
Components of other comprehensive income
Balance at the beginning of the period		1,000,000		12,000,000	1,000,000	12,000,000
Other comprehensive (loss) income before reclassifications, gross					4,000,000	9,000,000
Tax expense					0	0
Amounts reclassified from accumulated other comprehensive loss, gross					0	0
Tax expense					0	0
Total other comprehensive income (loss), net of tax					4,000,000	9,000,000
Balance at the end of the period	5,000,000		21,000,000		5,000,000	21,000,000
Total
Components of other comprehensive income
Balance at the beginning of the period		(329,000,000)		(385,000,000)	(329,000,000)	(385,000,000)
Other comprehensive (loss) income before reclassifications, gross					(2,000,000)	(8,000,000)
Tax expense					0	0
Amounts reclassified from accumulated other comprehensive loss, gross					7,000,000	7,000,000
Tax expense					0	0
Total other comprehensive income (loss), net of tax					5,000,000	(1,000,000)
Balance at the end of the period	(324,000,000)		(386,000,000)		(324,000,000)	(386,000,000)
Amounts attributable to noncontrolling interests
Components of other comprehensive income
Balance at the beginning of the period		0		0	0	0
Other comprehensive (loss) income before reclassifications, gross					0	0
Tax expense					0	0
Amounts reclassified from accumulated other comprehensive loss, gross					0	0
Tax expense					0	0
Total other comprehensive income (loss), net of tax					0	0
Balance at the end of the period	0		0		0	0
Amounts attributable to Venator
Components of other comprehensive income
Balance at the beginning of the period	(336,000,000)	(329,000,000)	(408,000,000)	(385,000,000)	(329,000,000)	(385,000,000)
Total other comprehensive income (loss), net of tax	12,000,000	(7,000,000)	22,000,000	(23,000,000)
Balance at the end of the period	$ (324,000,000)	$ (336,000,000)	$ (386,000,000)	$ (408,000,000)	$ (324,000,000)	$ (386,000,000)